Schedule of computation of basic and diluted loss per share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of undistributed loss	$ (5,434,380)	$ (4,618,703)
Number of shares used in per share computation, basic	30,423,113	27,414,988
Number of shares used in per share computation, diluted	30,423,113	27,414,988
Basic loss per share	$ (0.18)	$ (0.17)
Diluted loss per share	$ (0.18)	$ (0.17)
Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of undistributed loss	$ (4,580,441)	$ (3,813,302)
Number of shares used in per share computation, basic	25,642,538	22,634,413
Number of shares used in per share computation, diluted	25,642,538	22,634,413
Basic loss per share	$ (0.18)	$ (0.17)
Diluted loss per share	$ (0.18)	$ (0.17)
Common Class B [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of undistributed loss	$ (853,939)	$ (805,401)
Number of shares used in per share computation, basic	4,780,575	4,780,575
Number of shares used in per share computation, diluted	4,780,575	4,780,575
Basic loss per share	$ (0.18)	$ (0.17)
Diluted loss per share	$ (0.18)	$ (0.17)